Derivative Instruments - Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Short-term liabilities	$ 467	$ 8,255
Long-term liabilities	0	4,422
Total	467	12,677
Interest Rate Swaps
Derivative [Line Items]
Short-term liabilities	467	8,255
Long-term liabilities	0	4,422
Total	$ 467	$ 12,677